Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio – Income Opportunities Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 145,397,973
Holdings Count | Holding	374
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 145,397,973
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used.
When
a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
IRB Holding Corp. 06/15/2025 7.000%	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.9%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
UKG, Inc. 02/10/2031 8.573%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Provident Funding Associates LP/Finance Corp. 06/15/2025 6.375%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.7%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used.
When
a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
IRB Holding Corp. 06/15/2025 7.000%	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.9%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
UKG, Inc. 02/10/2031 8.573%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Provident Funding Associates LP/Finance Corp. 06/15/2025 6.375%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.7%

Columbia Variable Portfolio – Income Opportunities Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 145,397,973
Holdings Count | Holding	374
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 145,397,973
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency
, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
IRB Holding Corp. 06/15/2025 7.000%	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.9%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
UKG, Inc. 02/10/2031 8.573%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Provident Funding Associates LP/Finance Corp. 06/15/2025 6.375%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.7%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency
, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
IRB Holding Corp. 06/15/2025 7.000%	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.9%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
UKG, Inc. 02/10/2031 8.573%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Provident Funding Associates LP/Finance Corp. 06/15/2025 6.375%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.7%

Columbia Variable Portfolio – Income Opportunities Fund Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Income Opportunities Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 145,397,973
Holdings Count | Holding	374
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 145,397,973
Total number of portfolio holdings	374
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
IRB Holding Corp. 06/15/2025 7.000%	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.9%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
UKG, Inc. 02/10/2031 8.573%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Provident Funding Associates LP/Finance Corp. 06/15/2025 6.375%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.7%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
IRB Holding Corp. 06/15/2025 7.000%	1.2%
HUB International, Ltd. 06/15/2030 7.250%	0.9%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 4.250%	0.9%
Tenet Healthcare Corp. 02/01/2027 6.250%	0.9%
UKG, Inc. 02/10/2031 8.573%	0.8%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Provident Funding Associates LP/Finance Corp. 06/15/2025 6.375%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Clear Channel Worldwide Holdings, Inc. 08/15/2027 5.125%	0.7%